Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2014
American Mutual Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class A (with sales charge)
Account Value	$ 23,786		$ 18,429		$ 18,282		$ 18,797		$ 14,041		$ 14,234	$ 12,779	$ 12,042			$ 10,118		$ 9,515	$ 9,425
American Mutual Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class C (with sales charge)
Account Value	$ 23,724		18,381		18,235		18,889		14,214		14,520	13,135	12,479			10,568		10,015	10,000
American Mutual Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class T (with sales charge)
Account Value	$ 21,184		16,372		16,202		16,612		12,381		12,517	11,212	10,543	$ 9,750
American Mutual Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class F-1
Account Value	$ 25,072		19,438		19,292		19,846		14,833		15,044	13,516	12,749			10,719		10,089	10,000
American Mutual Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class F-2
Account Value	$ 25,730		19,897		19,698		20,210		15,064		15,240	13,656	12,849			10,774		10,114	10,000
American Mutual Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class F-3
Account Value	$ 22,386		17,292		17,099		17,526		13,050		13,187	11,804	11,097		$ 10,000
American Mutual Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-A (with sales charge)
Account Value	$ 24,215		18,767		18,624		19,151		14,312		14,514	13,040	12,300			10,341		9,733	9,650
American Mutual Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-C (with sales charge)
Account Value	$ 24,152		18,719		18,576		19,102		14,275		14,477	13,104	12,455			10,551		10,008	10,000
American Mutual Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-E
Account Value	$ 24,506		19,039		18,938		19,525		14,624		14,864	13,385	12,656			10,667		10,061	10,000
American Mutual Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-T (with sales charge)
Account Value	$ 21,099		16,314		16,154		16,573		12,357		12,500	11,200	10,541	9,750
American Mutual Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-F-1
Account Value	$ 25,614		19,819		19,632		20,155		15,036		15,211	13,635	12,830			10,763		10,109	10,000
American Mutual Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-F-2
Account Value	$ 17,087	$ 15,171	13,210	$ 13,765	13,075	$ 13,364	13,414	$ 12,467		$ 10,000
American Mutual Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class 529-F-3
Account Value	$ 17,115	15,193	13,226	13,780	13,085	13,375	13,419	12,468		10,000
American Mutual Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-1
Account Value	$ 23,284		18,180		18,177		18,833		14,178		14,491	13,116	12,464			10,558		10,011	10,000
American Mutual Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-2
Account Value	$ 23,327		18,209		18,209		18,861		14,201		14,507	13,130	12,474			10,563		10,017	10,000
American Mutual Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-2E
Account Value	$ 24,064		18,736		18,679		19,298		14,484		14,754	13,313	12,615			10,652		10,063	10,000
American Mutual Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-3
Account Value	$ 24,376		18,947		18,859		19,453		14,581		14,828	13,361	12,639			10,655		10,059	10,000
American Mutual Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-4
Account Value	$ 25,120		19,470		19,320		19,870		14,849		15,058	13,525	12,756			10,721		10,090	10,000
American Mutual Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-5E
Account Value	$ 25,202		19,494		19,305		19,809		14,772		14,943	13,391	12,602			10,577	$ 10,000
American Mutual Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-5
Account Value	$ 25,888		20,003		19,794		20,297		15,119		15,286	13,690	12,872			10,787		10,120	10,000
American Mutual Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Mutual Fund — Class R-6
Account Value	$ 26,016		20,093		19,870		20,365		15,167		15,322	13,716	12,890			10,798		10,125	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	$ 16,261	$ 24,599	$ 13,257	$ 22,334	$ 12,913	$ 26,155	$ 12,885	$ 18,301	$ 10,000	$ 16,681	$ 14,591	$ 13,593	$ 10,000	$ 10,000	$ 10,994	$ 10,000	$ 10,520	$ 10,000